Investment in Associates and Gain on Changes in Equity Interests in an Associate	12 Months Ended
Dec. 31, 2014
Investment in Associates and Gain on Changes in Equity Interests in an Associate
(8)	INVESTMENT IN ASSOCIATES AND GAIN ON CHANGES IN EQUITY INTERESTS IN AN ASSOCIATE

Solar Power Inc.(“SPI”), a California PV company that the Group acquired a controlling 71% equity interest in March 2011, allotted and issued new shares to certain investors in 2014. The Group’s ownership in SPI has been diluted from 71% as of January 1, 2014 to 42% as of August 11, 2014. Changes in the Group’s ownership interest while the Group retained its controlling financial interest in SPI was accounted for as equity transactions. Therefore, no gain or loss was recognized in consolidated statement of operations. The carrying amount of the noncontrolling interest was adjusted to reflect the change in its ownership interest in SPI. Any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest was adjusted was recognized in additional paid-in capital in the Group’s consolidated statements of changes in equity (deficit).

The Group deconsolidated SPI on August 11, 2014 when the Group ceased to have a controlling financial interest in SPI. Subsequent to the deconsolidation of SPI on August 11, 2014, the Group accounted for its investment in SPI by using the equity method accounting since the Group has the ability to exercise significant influence over the operating and financial policies of SPI.

Subsequent to August 11, 2014 and through the end of December 31, 2014, the Group’s equity interest in SPI was further diluted to approximately 25% as a result of additional stock issuances by SPI. The Group accounted for the share issuance by SPI as if the Group had sold a proportionate share of its investment. Accordingly, the Group recognized a gain of US$ 19,873 in “Gain on changes in equity interests in an associate” in the Group’s consolidated statements of operations for the years ended December 31, 2014.

As at December 31, 2014, the Group held approximately 25% of the equity interest in SPI. The carrying amount of the investment in SPI amounted to US$116,312.